SHARE CAPITAL - Disclosure of changes in reserve for share-based payments related to the restricted share units (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of year	$ 6,399,479	$ 5,109,676	$ 3,415,790
Share-based payments	1,742,511	1,863,085	1,693,886
Balance at the end of year	7,639,768	6,399,479	5,109,676
Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of year	528,810	35,020	0
Share-based payments	871,875	837,858	35,020
Share-based payments - RSUs vested	(502,222)	(344,068)	0
Balance at the end of year	$ 898,463	$ 528,810	$ 35,020